Fair Value Measurement - Narrative (Details)	Aug. 02, 2021	Dec. 31, 2021
Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible promissory notes, conversion period	0 years
Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible promissory notes, conversion period	2 years 7 months 6 days
Discount rate | Income approach
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible promissory notes, measurement input		0.10